Intangible Assets, Net - Schedule of Estimated Future Amortization Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Estimated Future Amortization Expenses [Abstract]
Fiscal year 2026	$ 2,739
Fiscal year 2027	5,478
Fiscal year 2028	5,478
Fiscal year 2029	5,478
Fiscal year 2030	5,478
Thereafter	14,130
Total	$ 38,781	$ 40,315